Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue (note 5)	$ 1,646,600,000	$ 1,421,100,000	$ 1,131,500,000
Operating expenses:
Operating expenses	339,600,000	274,600,000	229,800,000
Depreciation and amortization	366,700,000	353,900,000	254,300,000
General and administrative	90,600,000	65,400,000	33,100,000
Indemnity claim under acquisition agreement	(42,400,000)	0	0
Operating leases (note 14)	146,300,000	150,500,000	154,300,000
Goodwill impairment (note 11)	0	117,900,000	0
Income related to modification of time charters	0	0	(227,000,000.0)
(Gain) Loss on sale (note 8)	(16,400,000)	200,000	0
Total operating expenses	884,400,000	962,500,000	444,500,000
Operating earnings	762,200,000	458,600,000	687,000,000.0
Other expenses (income):
Interest expense	197,100,000	191,600,000	218,900,000
Interest income	(3,100,000)	(5,000,000.0)	(9,300,000)
Loss on debt extinguishment (note 13(e))	127,000,000.0	0	0
(Gain) Loss on derivative instruments (note 23(c))	(14,100,000)	35,500,000	35,100,000
Other expenses	21,800,000	27,300,000	2,000,000.0
Total other expenses (income)	328,700,000	249,400,000	246,700,000
Net earnings before income tax	433,500,000	209,200,000	440,300,000
Income tax expense (note 17)	33,000,000.0	16,600,000	1,200,000
Net earnings	$ 400,500,000	$ 192,600,000	$ 439,100,000
Earnings per share (note 19):
Common share, basic (in dollars per share)	$ 1.36	$ 0.52	$ 1.72
Common share, diluted (in dollars per share)	$ 1.26	$ 0.50	$ 1.67